REAL ESTATE PROPERTIES FOR LEASE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	$ 519,864	$ 459,116	$ 348,485
Amortization expense of land use right	309	171	5,878
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation expense	$ 5,766	$ 3,180	$ 107,721